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                             HEARTLAND GROUP, INC.

                                   FORM N-1A

                             CROSS-REFERENCE SHEET

                       TO POST-EFFECTIVE AMENDMENT NO. 27
                   _________________________________________




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Form N-1A
Item No.                                         Prospectus Heading
--------                                         ------------------
           PART A

1.        Cover Page ........................    Cover Page

2.        Synopsis ..........................    Fund Expenses;  Prospectus Supplement dated
                                                 February 26, 1997
3.        Condensed Financial
          Information........................    Financial Highlights

4.        General Description of
          Registrant ........................    Description of Fund Shares; Investment Objectives
                                                 and Policies; Prospectus Supplement dated
                                                 February 26, 1997

5.        Management of the Fund ............    The Fund and the Heartland Organization; How to
                                                 Buy Shares; Net Asset Value Calculation;
                                                 Portfolio Transactions

5A.       Management's Discussion
          of Fund Performance ...............    Not applicable.  See Annual Report


6.        Capital Stock and Other
          Securities.........................    Description of Fund Shares; Dividends,
                                                 Distributions and Taxes; Shareholder Services

7.        Purchase of Securities Being
          Offered ...........................    How to Buy Shares; Net Asset Value Calculation;
                                                 How to Redeem Shares

8.        Redemption or Repurchase ..........    How to Redeem Shares

9.        Pending Legal Proceedings .........    None
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      PART B
10.       Cover Page ........................    Cover Page

11.       Table of Contents .................    Cover Page

12.       General Information and
          History............................    Introduction to the Heartland Funds

13.       Investment Objectives and
          Policies ..........................    Investment Objective and Policies; Investment
                                                 Restrictions; Appendix A - Securities Ratings

14.       Management of the Fund.............    Management

15.       Control Persons and Principal
          Holders of Securities..............    Control Persons and Principal Holders of Securities

16.       Investment Advisory and
          Other Services ....................    The Investment Advisor

17.       Brokerage Allocation ..............    Portfolio Transactions

18.       Capital Stock and Other
          Securities.........................    Description of Shares

19.       Purchase, Redemption and
          Pricing of Securities
          Being Offered .....................    Determination of Net Asset Value Per Share

20.       Tax Status ........................    Tax Status

21.       Underwriters ......................    Distribution of Shares

22.       Calculation of Performance
          Data ..............................    Performance Information

23.       Financial Statements ..............    Financial Statements
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                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4942


                      HEARTLAND SMALL CAP CONTRARIAN FUND
                              HEARTLAND VALUE FUND
                          HEARTLAND MID CAP VALUE FUND
                         HEARTLAND LARGE CAP VALUE FUND
                           HEARTLAND VALUE PLUS FUND
                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND

                     SUPPLEMENT DATED FEBRUARY 26, 1997 TO
                       PROSPECTUS DATED OCTOBER 11, 1996


Fee Waiver for the Heartland U.S. Government Securities Fund Effective March 31, 1997
Effective March 31, 1997, Heartland Advisors, Inc. will voluntarily waive an additional portion of its management fee with respect to the Heartland U.S. Government Securities Fund, resulting in a management fee after waivers of 0.25% of the Fund's average daily net assets. Heartland Advisors may reinstate all or a portion of its fee at any time. For a description of current Fund expenses, refer to page 4p of the Prospectus.


Upcoming Changes to the Heartland U.S. Government Securities Fund
Effective March 31, 1997, certain changes will be made to the investment program of the Heartland U.S. Government Securities Fund. Under normal market conditions and with the exception of those assets invested in short-term liquid reserves or options and futures, the Fund intends to invest all of its assets in U.S. Government securities. As a result, beginning on the effective date, the Fund will no longer include the ability to invest up to 35% of its total assets in corporate debt or convertible securities as part of its investment program.

In addition, although there will be no duration restrictions for the Fund or the individual obligations in its portfolio, it is anticipated that the Fund will maintain an average portfolio duration within three to six years.